Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Company’s Assets that are Measured at Fair Value on a Recurring Basis	The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Level	June 30, 2023	Level	December 31, 2022
Assets:
Marketable securities held in Trust Account	1	$175,879,326	1	$174,948,027

Liabilities:
Warrant liability – Public Warrants	1	$4,427,500	1	$517,500
Warrant liability – Private Placement Warrants	3	4,389,000	3	513,000
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2022 and 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Level	December 31, 2022	Level	December 31, 2021
Assets:
Marketable securities held in Trust Account	1	$174,948,027	1	$172,506,512

Liabilities:
Warrant liability – Public Warrants	1	$517,500	1	$3,051,191
Warrant liability – Private Placement Warrants	3	513,000	3	3,032,325

Schedule of Level 3 Fair Value Measurements	The following table provides quantitative information regarding Level 3 fair value measurements:
	June 30, 2023	December 31, 2022
Stock price	$10.27	$9.94
Exercise price	$11.50	$11.50
Expected term (in years)	1.49	4.50
Volatility	18.8%	10.60%
Risk-free rate	5.07%	4.68%
Dividend yield	0.0%	0.00%
The following table provides quantitative information regarding Level 3 fair value measurements:
	December 31, 2022	December 31, 2021
Stock price	$9.94	$9.64
Exercise price	$11.50	$11.50
Expected term (in years)	4.50	5.00
Volatility	10.60%	11.40%
Risk-free rate	4.68%	1.23%
Dividend yield	0.00%	0.00%

Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities	The following table presents the changes in the fair value of Level 3 warrant liabilities:
	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2022	$513,000	—	$513,000
Change in fair value	741,000	—	741,000
Fair value as of March 31, 2023	1,254,000	—	1,254,000
Change in fair value	3,135,000	—	3,135,000
Fair value as of June 30, 2023	$4,389,000	—	$4,389,000
	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2021	3,032,325	—	3,032,325
Change in fair value	(2,519,325)	—	(2,519,325)
Fair value as of December 31, 2022	513,000	—	513,000
The following table presents the changes in the fair value of Level 3 warrant liabilities for the year ended December 31, 2022 and 2021:
	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2021	$3,032,325	—	$3,032,325
Change in fair value	(2,519,325)	—	(2,519,325)
Fair value as of December 31, 2022	$513,000	—	$513,000
	Private Placement	Public	Warrant Liabilities
Fair value as of February 12, 2021 (inception)	$—	$—	$—
Initial measurement on June 11, 2021	5,092,500	4,750,000	9,842,500
Over allotment on July 1, 2021	436,500	712,500	1,149,000
Change in fair value	(2,496,675)	(2,411,309)	(4,907,984)
Transfer to Level 1	—	(3,051,191)	(3,051,191)
Fair value as of December 31, 2021	$3,032,325	—	$3,032,325